UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877)-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================

                               THE ANALYTIC FUNDS

                            [ANALYTIC INVESTORS LOGO]


                                  ANNUAL REPORT
                                December 31, 2007


                        THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND



================================================================================

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedules of Investments
   Short-Term Income Fund .................................................    6
   Global Long-Short Fund .................................................    9

Statements of Assets and Liabilities ......................................   19

Statements of Operations ..................................................   20

Statements of Changes in Net Assets .......................................   21

Statement of Cash Flows ...................................................   22

Financial Highlights
   Short-Term Income Fund .................................................   23
   Global Long-Short Fund .................................................   24

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   34

Disclosure of Fund Expenses ...............................................   35

Trustees and Officers of The Advisors' Inner Circle Fund ..................   36

Approval of Investment Advisory Agreement .................................   42

Notice to Shareholders ....................................................   44

--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 2007

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Annual report for the period ending December 31, 2007.

U.S. equities were up in 2007, despite a second half fraught with crisis, with the S&P 500 Index returning 5.5% for the year. The year started off strong, but quickly deteriorated as liquidity concerns led to a full blown credit crunch. Energy and materials stocks were market leaders, while the financial sector saw large losses the latter part of the year. Record high home foreclosures and rapidly declining home prices helped to fuel fears of a recession. The Federal Reserve cut short term interest rates three times in an effort to stimulate the economy, finally holding steady at 4.25%, while leaving the door open for future policy moves.

In other economic news, consumer confidence declined to a new low, marking the lowest reading since October 1992 excluding the Katrina period, and industrial production increased 1.5% during the year. Inflation increased substantially for the year, with Core inflation advancing 4.1%, a level significantly higher than the previous years' 2.5 % annual increase.

World markets moved higher for the year with the MSCI World Index gaining 7.1% in U.S. dollar terms. European markets remained strong this year with the MSCI Europe gaining 11.0% in USD terms, aided by a 25 year low unemployment rate of 8.1% which pushed the French Consumer Confidence Index up, against market expectations. The unemployment rate in Germany reached its lowest level in 12 years. Despite lower unemployment, the European Retail Sales Index declined for the second consecutive month in June due to higher gas prices and interest rates. In Japan, the TOPIX Index declined significantly for the year, falling 13.2%. Much of the decline came in the fourth quarter, as the weakness of the dollar versus the yen and the impact of Japanese financial institutions posting major losses due to sub-prime loans contributed to a large sell-off in the market.

Bond returns were positive for the 8th consecutive year, as the Lehman Government Credit Index returned a strong 7.23%. Long term bonds only slightly outperformed shorter maturities as they returned 9.8% versus 8.2%. In addition, U.S. Treasuries outpaced corporate bonds during the year, as the Lehman Brothers Government Bond Index returned 8.66% versus 5.11% for the Lehman Brothers Credit Index.

The Analytic Global Long-Short Fund (symbol: ANGLX) returned -5.03% in 2007, underperforming the MSCI World Index return of 9.04%. The strategy invests long and short in global equities and futures, and targets a lower level of risk than global markets. For the year, the equity positions contributed positively to overall fund performance while the futures positions had a negative impact. For equities, stock selection was strong in the United States and Italy while weak within the UK. Specifically, a long position in Cosco Corporation helped performance over the period. The Singapore division of China's largest shipping company rallied after reporting strong profits due largely to increased revenues from ship repairs and shipbuilding segments. In addition, a long position in Cummins Inc contributed positively to performance during the year. Shares in the U.S. diesel engine maker skyrocketed on news of analyst upgrades. Cummins shares also benefited when the company declared its second two-for-one stock split of the year and announced it would repurchase $500 million in shares.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

Negatively impacting performance was a short position in Newcrest Mining, Australia's largest gold mining company. Shares of the company rose during the period on news of increased production in its mines in Australia and Indonesia, taking advantage of soaring prices for the metal. Also detracting from performance was a long position in Polo Ralph Lauren. Shares of the clothing and home furnishings maker tumbled as the company undershot analyst expectations and slashed its yearly guidance.

As mentioned, the global futures portion of the Fund negatively impacted overall performance. Underperformance can be attributed primarily to currency exposures, although equity and fixed income positions also struggled at times over the period. Currency returns were particularly affected by the volatility shocks that took place in July, August and November 2007.

Finally, the Analytic Short Term Income Fund (symbol: ANSTX) returned 6.18%, slightly underperforming the 6.87% return for the Merrill Lynch 1-3 Year Government Corporate Index. The Fund effectively kept pace with the benchmark despite a slightly lower interest rate exposure. Performance over the period can be attributed to security selection in the corporate sector, while maintaining similar risk in terms of sector exposure and volatility.

We appreciate your loyalty and continuing support.

Sincerely,

      /s/ Harindra de Silva                        /s/ Greg McMurran

          Harindra de Silva, Ph.D., CFA                Greg McMurran
          President/Portfolio Manager                  Chief Investment Officer/
                                                       Portfolio Manager


/s/ Dennis Bein                   /s/ Steven Sapra         /s/ Scott Barker

    Dennis Bein, CFA                  Steven Sapra, CFA        Scott Barker, CFA
    Chief Investment Officer/         Portfolio Manager        Portfolio Manager
    Portfolio Manager

      /s/ Robert Murdock                            /s/ Doug Savarese

          Robert Murdock, Ph.D., CFA                    Doug Savarese, CFA
          Portfolio Manager                             Portfolio Manager

THIS REPRESENTS THE MANAGEMENT TEAM'S ASSESSMENT OF THE PORTFOLIOS AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY MSCI WORLD INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             ANALYTIC SHORT-TERM         MERRILL LYNCH 1-3 YEAR
                INCOME FUND           U.S. CORPORATE/GOVERNMENT INDEX
12/31/97         $10,000                         $10,000
1998              10,710                          10,701
1999              10,982                          11,049
2000              11,817                          11,940
2001              12,646                          12,980
2002              13,454                          13,771
2003              14,229                          14,148
2004              14,531                          14,319
2005              14,996                          14,570
2006              15,701                          15,189
2007              16,671                          16,233

                     Periods ended on December 31st

                   ----------------------------------
                       AVERAGE ANNUAL TOTAL RETURN*
                   FOR PERIOD ENDED DECEMBER 31, 2007
                   ----------------------------------
                     1 Year     5 Years   10 Years
                   ----------------------------------
                      6.18%      4.38%     5.24%
                   ----------------------------------

*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

               THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST
                     PERFORMANCE AND THE RETURN AND VALUE OF
        AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                    MAY BE WORTH LESS THAN ITS ORIGINAL COST.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
        CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.
 THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
       INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
                  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
          IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

            RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT
                           A SHAREHOLDER WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
        ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
                           BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 ANALYTIC GLOBAL        MORGAN STANLEY MSCI
                 LONG-SHORT FUND            WORLD INDEX
9/30/99*             $10,000                  $10,000
1999                  11,267                   11,686
2000                   9,978                   10,146
2001                   7,642                    8,439
2002                   7,128                    6,761
2003                   9,023                    8,999
2004                   9,653                   10,324
2005                  10,671                   11,305
2006                  12,100                   13,574
2007                  11,491                   14,801

                       Periods ended December 31st

                     ----------------------------------
                        AVERAGE ANNUAL TOTAL RETURN**
                     FOR PERIOD ENDED DECEMBER 31, 2007
                     ----------------------------------
                                              Since
                      1 Year     5 Years     9/30/99*
                     ----------------------------------
                      -5.03%      10.02%      1.70%
                     ----------------------------------

 *Beginning of operations. Index comparisons begin on 9/30/99.
**If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                    MAY BE WORTH LESS THAN ITS ORIGINAL COST.
    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE
        CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.
 THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
       INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
                  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
          IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

            RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT
 A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
        ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO
                           BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Agency Obligations                                         59.1%
U.S. Treasury Obligations                                                  40.2%
Cash Equivalent                                                             0.7%

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 59.0%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT       VALUE
                                                     ------------   -----------
FEDERAL HOME LOAN BANK -- 11.1%
   5.375%, 07/17/09 ..............................   $  3,000,000   $ 3,078,444
   5.000%, 09/18/09 ..............................      2,000,000     2,046,824
   4.875%, 05/14/10 ..............................      2,000,000     2,057,418
   3.625%, 12/17/10 ..............................      1,500,000     1,500,197
                                                                    -----------
                                                                      8,682,883
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.9%
   5.750%, 03/15/09 ..............................      1,000,000     1,021,980
   5.125%, 08/23/10 ..............................      3,889,000     4,035,635
   4.125%, 07/12/10 ..............................      5,000,000     5,061,560
   4.125%, 10/18/10 ..............................      3,000,000     3,040,110
                                                                    -----------
                                                                     13,159,285
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 31.0%
   7.125%, 06/15/10 ..............................      4,000,000     4,327,560
   6.625%, 11/15/10 ..............................      1,000,000     1,081,218
   6.375%, 06/15/09 ..............................      2,000,000     2,076,260
   5.375%, 08/15/09 ..............................      2,000,000     2,055,112
   4.875%, 04/15/09 ..............................      2,000,000     2,026,920
   4.750%, 03/12/10 ..............................      3,000,000     3,072,687
   4.750%, 12/15/10 ..............................      3,400,000     3,506,216
   4.625%, 12/15/09 ..............................      2,000,000     2,039,612
   4.375%, 09/13/10 ..............................      2,000,000     2,038,686
   4.250%, 05/15/09 ..............................      2,000,000     2,014,412
                                                                    -----------
                                                                     24,238,683
                                                                    -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $45,074,524) ............................                   46,080,851
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A)--40.1%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT/
                                                        SHARES/
                                                       CONTRACTS       VALUE
                                                     ------------   -----------
   U.S. Treasury Bill
      4.197%, 04/10/08 (B) .......................   $ 31,300,000   $31,024,560
      3.054%, 06/05/08 (C) .......................        300,000       295,828
                                                                    -----------

   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $31,238,746) .........................                   31,320,388
                                                                    -----------

-------------------------------------------------------------------------------
CASH EQUIVALENT (D)--0.7%
-------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.840%
      (Cost $585,198) ............................        585,198       585,198
                                                                    -----------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $76,898,468) .........................                   77,986,437
                                                                    -----------

-------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS--(0.6)%
-------------------------------------------------------------------------------
   Amex Biotechnology Index, January 2008,
      780 Put ....................................            (57)      (65,550)
   Amex Disk Drive Index, January 2008, 130 Put ..           (130)      (31,850)
   Amex Inter@ctive Week Internet Index,
      January 2008, 220 Put ......................           (203)      (85,260)
   CBOE Jumbo DJX Index, January 2008, 1300 Put ..            (10)      (12,700)
   CBOE Mini Nasdaq 100 Index, January 2008,
      202.50 Put .................................           (221)      (48,620)
   CBOE S&P 500 Index, January 2008, 145 Put .....           (108)      (21,060)
   ISE Index, January 2008, 127.50 Put ...........           (227)      (27,240)
   ISE Regional Bank Index, January 2008,
      40 Put .....................................         (1,118)      (89,440)
   PHLX HSG Sector Index, January 2008, 135 Put ..           (331)      (74,475)
                                                                    -----------

   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $285,718) ...............                  $  (456,195)
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------

The following forward foreign currency contracts were outstanding as of December 31, 2007:

                                                                        UNREALIZED
                      CURRENCY TO         CURRENCY TO     CONTRACT     APPRECIATION
MATURITY DATE           RECEIVE             DELIVER        VALUE      (DEPRECIATION)
-------------         -----------         -----------   -----------   --------------
03/19/08        AUD     7,600,000   USD    (6,528,316)  $ 6,637,694   $      109,378
03/19/08        NOK    44,000,000   USD    (7,932,986)    8,088,960          155,974
03/19/08        SEK    22,000,000   USD    (3,375,081)    3,406,876           31,795
03/19/08        USD     3,082,598   JPY    (3,124,505)    3,082,598          (41,907)
03/19/08        USD     8,090,152   EUR    (8,192,416)    8,090,152         (102,264)
03/19/08        USD     6,539,310   CHF    (6,656,822)    6,539,310         (117,512)
03/19/08        USD     7,963,318   CAD    (8,214,963)    7,963,317         (251,646)
                                                                      --------------
                                                                      $     (216,182)
                                                                      ==============

The following futures contracts were outstanding as of December 31, 2007:

                     NUMBER
CONTRACT              OF       SETTLEMENT    UNREALIZED
DESCRIPTION        CONTRACTS      MONTH     DEPRECIATION
----------------   ---------   ----------   ------------
U.S. 2 Year Note       60      March 2008   $    (30,000)
                                            ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $78,119,344.

(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

AUD   AUSTRALIAN DOLLAR
CAD   CANADIAN DOLLAR
CHF   SWISS FRANC
EUR   EURO
JPY   JAPANESE YEN
NOK   NORWEGIAN KRONE
SEK   SWEDISH KRONE
USD   U.S. DOLLAR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

39.4% Cash Equivalents
10.4% U.S. Treasury Obligation
 8.8% Consumer Products
 4.8% Business Services
 3.6% Utilities
 3.2% Finance
 2.8% Electric Equipment & Services
 2.6% Medical Products
 2.5% Automotive
 2.5% Real Estate
 2.2% Insurance
 2.2% Media
 1.9% Building & Construction
 1.8% Metals & Mining
 1.5% Petroleum
 1.4% Computers & Services
 1.4% Telephone & Telecommunications
 1.2% Retail
 1.0% Aerospace & Defense
 1.0% Chemicals
 0.8% Alcoholic Beverages
 0.8% Transportation Services
 0.8% Purchased Options
 0.5% Air Transportation
 0.4% Electronics
 0.4% Steel
 0.1% Semi-Conductors

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK (+) -- 84.5%
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ----------
AUSTRALIA -- 4.3%
   BHP Billiton(E) ....................................      2,006   $   70,126
   Commonwealth Property Office Fund(D)(E) ............     11,678       15,760
   ING Industrial Fund(D)(E) ..........................     32,917       72,930
   Macquarie Office Trust(D)(E) .......................     66,739       81,594
   Qantas Airways(E) ..................................     15,025       71,389
   Santos(E) ..........................................      5,047       62,019
                                                                     ----------
                                                                        373,818
                                                                     ----------
BERMUDA -- 3.5%
   Accenture, Cl A ....................................      3,200      115,296
   PartnerRe ..........................................      2,300      189,819
                                                                     ----------
                                                                        305,115
                                                                     ----------
CAYMAN ISLANDS -- 0.2%
   Garmin .............................................        200       19,400
                                                                     ----------
DENMARK -- 1.5%
   Carlsberg, Cl B (E) ................................      1,050      126,406
                                                                     ----------
FINLAND -- 1.3%
   OKO Bank PLC, Cl A (E) .............................      5,762      109,887
                                                                     ----------
FRANCE -- 4.2%
   Accor(E) ...........................................        573       45,806
   Peugeot(E) .........................................      1,495      113,284
   Technip(E) .........................................        763       60,690

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ----------
FRANCE -- CONTINUED
   Thomson(E) .........................................     10,337   $  146,163
                                                                     ----------
                                                                        365,943
                                                                     ----------
GERMANY -- 2.5%
   BASF(E) ............................................        920      136,429
   Bilfinger Berger(E) ................................        831       63,547
   Fresenius Medical Care & KGaA(E) ...................        353       17,735
                                                                     ----------
                                                                        217,711
                                                                     ----------
HONG KONG -- 2.4%
   Henderson Land Development(E) ......................      8,000       74,297
   Hong Kong Exchanges and Clearing(E) ................      1,500       42,051
   New World Development(E) ...........................     19,000       66,519
   Swire Pacific, Cl A (E) ............................      1,500       20,555
                                                                     ----------
                                                                        203,422
                                                                     ----------
ITALY -- 0.8%
   Fiat(E) ............................................      2,522       64,904
                                                                     ----------
JAPAN -- 13.5%
   Alfresa Holdings(E) ................................        100        6,029
   Asatsu DK(E) .......................................      1,400       38,982
   Denki Kagaku Kogyo K K(E) ..........................     10,000       43,224
   Hitachi(E) .........................................      5,000       37,147
   Hitachi Cable(E) ...................................     13,000       76,714
   Konica Minolta Holdings(E) .........................      4,000       70,124
   Marubeni(E) ........................................      3,000       21,021
   Mitsubishi Electric(E) .............................      7,000       72,500
   Mitsui Engineering & Shipbuilding(E) ...............      7,000       26,896
   Mitsui OSK Lines(E) ................................      4,000       50,569
   Nikon(E) ...........................................      2,000       68,037
   Nintendo(E) ........................................        100       58,715
   Nippon Yusen(E) ....................................      2,000       15,756
   Nishimatsu Construction(E) .........................     14,000       38,873
   Nisshin Steel(E) ...................................     17,000       58,738
   QP(E) ..............................................      6,700       69,690
   Suzuken(E) .........................................      2,400       85,427
   Taiyo Yuden(E) .....................................      4,000       63,904
   Toda(E) ............................................     12,000       57,529
   Toshiba(E) .........................................     11,000       81,180
   Tosoh(E) ...........................................      7,000       29,839
   Wacoal Holdings(E) .................................      1,000       13,037
   Yamaha(E) ..........................................      3,700       84,421
                                                                     ----------
                                                                      1,168,352
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ----------
NETHERLANDS -- 2.1%
   Fugro(E) ...........................................        813   $   62,791
   OCE(E) .............................................      6,426      115,967
                                                                     ----------
                                                                        178,758
                                                                     ----------
NORWAY -- 1.9%
   Norsk Hydro(E) .....................................      5,600       79,738
   Tandberg(E) ........................................      4,100       84,655
                                                                     ----------
                                                                        164,393
                                                                     ----------
SINGAPORE -- 2.1%
   Allgreen Properties(E) .............................     44,000       44,830
   CapitaMall Trust(D)(E) .............................      8,000       18,969
   Flextronics International* .........................      9,400      113,364
                                                                     ----------
                                                                        177,163
                                                                     ----------
SPAIN -- 1.6%
   Banco Santander(E) .................................        626       13,520
   Indra Sistemas(E) ..................................      4,725      128,141
                                                                     ----------
                                                                        141,661
                                                                     ----------
SWEDEN -- 0.8%
   Tele2, Cl B(E) .....................................      3,500       69,652
                                                                     ----------
SWITZERLAND -- 3.0%
   Compagnie Financiere Richemont(E) ..................        263       17,968
   Roche Holding(E) ...................................        621      116,117
   Swatch Group(E) ....................................        421      126,564
                                                                     ----------
                                                                        260,649
                                                                     ----------
UNITED KINGDOM -- 5.0%
   Anglo American(E) ..................................        783       47,529
   Balfour Beatty(E) ..................................      9,639       95,344
   Compass Group(E) ...................................     14,503       88,497
   De La Rue(E) .......................................      3,514       68,316
   SSL International(E) ...............................      7,794       82,373
   Stagecoach Group(E) ................................      8,839       49,667
                                                                     ----------
                                                                        431,726
                                                                     ----------
UNITED STATES -- 33.8%
   Amazon.Com* ........................................      1,000       92,640
   Ameriprise Financial ...............................      1,800       99,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND
                                                          ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------   ----------
UNITED STATES -- CONTINUED
   AT&T ...............................................      3,600   $  149,616
   Broadridge Financial Solutions .....................      1,500       33,645
   CBS, Cl B ..........................................      5,300      144,425
   Dean Foods .........................................      3,600       93,096
   Deere ..............................................      1,300      121,056
   Discover Financial Services ........................      3,800       57,304
   Dun & Bradstreet ...................................      1,400      124,082
   Eaton ..............................................      1,400      135,730
   Expedia* ...........................................      2,700       85,374
   Express Scripts, Cl A* .............................      1,100       80,300
   Freeport-McMoRan Copper & Gold, Cl B ...............        700       71,708
   Hasbro .............................................        800       20,464
   Idearc .............................................        500        8,780
   Janus Capital Group ................................      2,100       68,985
   Liberty Global, Cl A* ..............................      2,900      113,651
   Manpower ...........................................      1,900      108,110
   Mirant* ............................................        900       35,082
   Northern Trust .....................................      1,300       99,554
   Occidental Petroleum ...............................        500       38,495
   Owens Illinois* ....................................      2,400      118,800
   Raytheon ...........................................      2,146      130,262
   Reliant Energy* ....................................      3,100       81,344
   Sempra Energy ......................................      2,400      148,512
   SPX ................................................        900       92,565
   Synopsys* ..........................................      5,700      147,801
   Tiffany ............................................      1,700       78,251
   Unum Group .........................................      2,900       68,991
   Williams ...........................................      3,200      114,496
   Wisconsin Energy ...................................      3,300      160,743
                                                                     ----------
                                                                      2,923,060
                                                                     ----------
   TOTAL COMMON STOCK
      (Cost $7,322,415) ...............................               7,302,020
                                                                     ----------

--------------------------------------------------------------------------------
PREFERRED STOCK (+) -- 1.7%
--------------------------------------------------------------------------------

GERMANY -- 0.8%
   Porsche(E) .........................................         34       68,424
                                                                     ----------
ITALY -- 0.9%
   Unipol(E) ..........................................     24,909       78,750
                                                                     ----------
   TOTAL PREFERRED STOCK
      (Cost $137,533) .................................                 147,174
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (B) -- 18.3%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT/
                                                      CONTRACTS/
                                                        SHARES         VALUE
                                                     ------------   -----------
   U.S. Treasury Bill
     3.054%, 06/05/08
     (Cost $1,579,131) ...........................   $  1,600,000   $ 1,577,749
                                                                    -----------

-------------------------------------------------------------------------------
PURCHASED OPTION CONTRACTS -- 1.5%
-------------------------------------------------------------------------------
UNITED STATES -- 1.5%
   S&P 500 Index
   January 2008, Put* ............................             59        94,400
   January 2008, Call* ...........................             59        32,450
                                                                    -----------
   TOTAL PURCHASED OPTION CONTRACTS
     (Cost $124,254) .............................                      126,850
                                                                    -----------

-------------------------------------------------------------------------------
CASH EQUIVALENTS (C) -- 69.0%
-------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 4.840% .....................        334,774       334,774
   Union Bank of California Diversified
     Money Market Fund, Fiduciary
        Shares, 2.300%+ ..........................      5,622,788     5,622,788
                                                                    -----------
   TOTAL CASH EQUIVALENTS
     (Cost $5,957,562) ...........................                    5,957,562
                                                                    -----------
   TOTAL INVESTMENTS -- 175.0%
     (Cost $15,120,895) ..........................                   15,111,355
                                                                    -----------

-------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (86.5)%
-------------------------------------------------------------------------------
AUSTRALIA -- (4.8)%
   Consolidated Media Holdings (E) ...............         (2,921)      (10,702)
   Crown* ........................................         (2,824)      (33,351)
   Downer EDI (E) ................................         (5,475)      (25,711)
   Fortescue Metals Group* .......................         (5,980)      (39,380)
   Goodman Group (D) (E) .........................        (14,937)      (63,571)
   Insurance Australia Group (E) .................        (16,695)      (60,088)
   Macquarie Infrastructure Group (E) ............         (6,951)      (18,385)
   Newcrest Mining (E) ...........................         (1,918)      (55,305)
   PaperlinX (E) .................................        (27,056)      (62,691)
   Zinifex (E) ...................................         (4,077)      (43,733)
                                                                    -----------
                                                                       (412,917)
                                                                    -----------
AUSTRIA -- (0.9)%
   Immoeast* (E) .................................         (6,865)      (73,690)
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     ------------   -----------
BELGIUM -- (2.4)%
   Fortis (E) ....................................         (2,784)  $   (72,882)
   Mobistar (E) ..................................         (1,464)     (133,547)
                                                                    -----------
                                                                       (206,429)
                                                                    -----------
BERMUDA -- (0.8)%
   Marvell Technology Group* .....................         (5,000)      (69,900)
                                                                    -----------
BOSNIA AND HERZEGOVINA -- (0.3)%
   Nabors Industries* ............................           (900)      (24,651)
                                                                    -----------
FINLAND -- (0.5)%
   Stora Enso (E) ................................         (3,117)      (46,530)
                                                                    -----------
FRANCE -- (7.5)%
   Air Liquide (E) ...............................           (773)     (115,003)
   Alcatel (E) ...................................        (12,729)      (92,597)
   Atos Origin* (E) ..............................         (1,334)      (68,924)
   Dassault Systemes (E) .........................         (1,416)      (83,810)
   Pernod-Ricard (E) .............................           (554)     (127,853)
   Sodexho Alliance (E) ..........................         (2,064)     (126,722)
   Vallourec (E) .................................           (137)      (37,053)
                                                                    -----------
                                                                       (651,962)
                                                                    -----------
GERMANY -- (6.1)%
   Celesio (E) ...................................         (1,388)      (85,871)
   Deutsche Bank (E) .............................           (832)     (108,638)
   Infineon Technologies* (E) ....................        (10,551)     (124,376)
   Puma Rudolf Dassler Sport (E) .................           (271)     (107,166)
   Siemens (E) ...................................           (631)     (100,331)
                                                                    -----------
                                                                       (526,382)
                                                                    -----------
IRELAND -- (0.7)%
   Experian Group (E) ............................         (7,385)      (58,330)
                                                                    -----------

JAPAN -- (15.2)%
   Advantest (E) .................................         (2,800)      (79,172)
   Casio Computer (E) ............................         (2,500)      (29,070)
   Circle K Sunkus (E) ...........................         (3,600)      (53,212)
   Elpida Memory* (E) ............................         (1,700)      (58,123)
   Fast Retailing (E) ............................         (1,000)      (71,524)
   Haseko (E) ....................................        (27,500)      (46,960)
   Hoya (E) ......................................         (2,800)      (88,590)
   Marui (E) .....................................         (8,900)      (87,816)
   Mitsui Sumitomo Insurance (E) .................         (7,000)      (67,775)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     ------------   -----------
JAPAN -- CONTINUED
   NGK Spark Plug (E) ............................         (4,000)  $   (69,358)
   Nippon Shokubai (E) ...........................         (4,000)      (38,328)
   Nissan Motors (E) .............................         (8,400)      (91,682)
   Nisshin Seifun Group (E) ......................         (3,500)      (35,190)
   Rakuten* (E) ..................................            (88)      (43,030)
   Sankyo (E) ....................................           (200)       (9,241)
   Sega Sammy Holdings (E) .......................         (4,600)      (56,967)
   Toho (E) ......................................         (3,700)      (82,653)
   Tokyo Electric Power (E) ......................         (3,200)      (82,836)
   Tokyo Gas (E) .................................        (19,000)      (88,755)
   Tokyo Steel Manufacturing (E) .................         (2,600)      (28,749)
   TonenGeneral Sekiyu (E) .......................         (5,000)      (49,165)
   Yahoo! Japan (E) ..............................           (128)      (57,081)
                                                                    -----------
                                                                     (1,315,277)
                                                                    -----------
NETHERLANDS -- (1.0)%
   James Hardie Industries (E) ...................        (12,804)      (71,923)
   TNT (E) .......................................           (415)      (17,218)
                                                                    -----------
                                                                        (89,141)
                                                                    -----------
NORWAY -- (0.9)%
   Norske Skogindustrier ASA (E) .................         (4,700)      (38,750)
   TGS Nopec Geophysical* (E) ....................         (2,700)      (36,808)
                                                                    -----------
                                                                        (75,558)
                                                                    -----------
SINGAPORE -- (0.7)%
   SembCorp Marine (E) ...........................        (22,000)      (60,858)
                                                                    -----------
SWEDEN -- (1.6)%
   Boliden (E) ...................................         (2,400)      (29,851)
   Telefonaktiebolaget LM Ericsson (E) ...........        (45,000)     (105,326)
                                                                    -----------
                                                                       (135,177)
                                                                    -----------
SWITZERLAND -- (1.3)%
   Logitech International* (E) ...................         (1,152)      (42,072)
   Novartis (E) ..................................         (1,256)      (68,687)
                                                                    -----------
                                                                       (110,759)
                                                                    -----------
UNITED KINGDOM -- (7.4)%
   British Energy Group (E) ......................         (7,755)      (84,920)
   Cobham (E) ....................................        (20,363)      (84,743)
   DSG International (E) .........................           (171)         (338)
   GlaxoSmithKline (E) ...........................         (1,804)      (45,815)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     ------------   -----------
UNITED KINGDOM -- CONTINUED
   Misys (E) .....................................        (18,949)  $   (68,946)
   Premier Farnell (E) ...........................        (24,632)      (71,624)
   Tate & Lyle (E) ...............................         (5,747)      (51,175)
   Unilever (E) ..................................         (2,282)      (85,586)
   Wolseley (E) ..................................         (7,014)     (103,121)
   Yell Group (E) ................................         (5,177)      (41,258)
                                                                    -----------
                                                                       (637,526)
                                                                    -----------
UNITED STATES -- (34.4)%
   AES* ..........................................         (5,200)     (111,228)
   Akamai Technologies* ..........................         (1,800)      (62,280)
   American Tower* ...............................           (100)       (4,260)
   Amylin Pharmaceuticals* .......................         (1,900)      (70,300)
   Baker Hughes ..................................           (500)      (40,550)
   Boeing ........................................         (1,000)      (87,460)
   Boston Scientific* ............................         (6,600)      (76,758)
   Caterpillar ...................................         (1,500)     (108,840)
   Chico's FAS* ..................................         (4,700)      (42,441)
   Diamond Offshore Drilling .....................           (700)      (99,400)
   DR Horton .....................................         (4,200)      (55,314)
   Equitable Resources ...........................         (2,000)     (106,560)
   Equity Residential (D) ........................         (2,300)      (83,881)
   Expeditors International Washington ...........         (1,800)      (80,424)
   Forest City Enterprises .......................         (1,800)      (79,992)
   General Motors ................................         (2,800)      (69,692)
   Gilead Sciences* ..............................         (2,300)     (105,823)
   Harley-Davidson ...............................         (2,100)      (98,091)
   Intuit* .......................................           (500)      (15,805)
   Jones Apparel Group ...........................         (4,500)      (71,955)
   Lamar Advertising .............................         (2,400)     (115,368)
   Las Vegas Sands* ..............................           (700)      (72,135)
   Level 3 Communications* .......................         (9,700)      (29,488)
   Lexmark International* ........................         (2,700)      (94,122)
   Meinl European Land* (E) ......................         (4,391)      (60,390)
   Merrill Lynch .................................         (1,800)      (96,624)
   Micron Technology* ............................         (8,800)      (63,800)
   Moody's .......................................         (2,000)      (71,400)
   Old Republic International ....................         (4,800)      (73,968)
   Plum Creek Timber (D) .........................         (2,990)     (137,660)
   Progressive ...................................         (4,700)      (90,052)
   Southwest Airlines ............................         (6,056)      (73,883)
   Southwestern Energy* ..........................         (1,500)      (83,580)
   Sovereign Bancorp .............................           (400)       (4,560)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                      CONTRACTS        VALUE
                                                      ---------   -------------
UNITED STATES -- CONTINUED
   Starbucks* .....................................      (3,992)  $     (81,716)
   Tenet Healthcare* ..............................      (7,500)        (38,100)
   UDR (D) ........................................      (2,100)        (41,685)
   UnitedHealth Group .............................      (2,400)       (139,680)
   Wachovia .......................................        (200)         (7,606)
   Walgreen .......................................      (3,000)       (114,240)
   Yahoo!* ........................................        (600)        (13,956)
                                                                  -------------
                                                                     (2,975,067)
                                                                  -------------
   TOTAL SECURITIES SOLD SHORT
     (Proceeds $7,938,113) ........................                  (7,470,154)
                                                                  -------------

-------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (2.7)%
-------------------------------------------------------------------------------
   S&P 500 Index, January 2008, 1495 Call .........         (59)        (94,990)
   S&P 500 Index, January 2008, 1460 Put ..........         (59)       (141,010)
                                                                  -------------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
     (Premiums received $223,846) .................               $    (236,000)
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2007
--------------------------------------------------------------------------------

The following futures contracts were outstanding as of December 31, 2007:

                                      NUMBER                        UNREALIZED
CONTRACT                                OF         SETTLEMENT      APPRECIATION
DESCRIPTION                          CONTRACTS       MONTH        (DEPRECIATION)
------------                         ---------    ------------    --------------
Amsterdam Index                          9        January 2008      $  23,147
Australian Dollar                       28         March 2008          (1,675)
British Pound                           14         March 2008         (48,081)
CAC 40 10 Euro Index                    (7)       January 2008         (8,093)
Canadian Dollar                        (20)        March 2008         (45,000)
DAX Index                                5         March 2008          37,538
DJ Euro Stoxx 50 Index                   9         March 2008           7,374
Euro Dollar                             (2)        March 2008           3,475
FTSE 100 Index                          10         March 2008          26,138
Hang Seng Index                         (2)       January 2008        (10,147)
IBEX 35 Plus Index                       1        January 2008         (3,228)
Japanese Yen                            (4)        March 2008           5,250
OMX Index                              (27)       January 2008         (2,384)
S&P 500 E-Mini Index                    29         March 2008         (33,712)
S&P 500 Index                            2         March 2008         (11,650)
S&P/MIB Index                           (4)        March 2008          (3,433)
S&P/TSE 60 Index                        (4)        March 2008          (9,455)
SPI 200 Index                           (7)        March 2008           3,161
Swiss Franc                             (5)        March 2008           3,156
TOPIX Index                              6         March 2008         (40,272)
                                                                  -----------
                                                                    $(107,891)
                                                                  ===========

      PERCENTAGES ARE BASED ON NET ASSETS OF $8,636,419.

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
      SALES.

CL    CLASS

PLC   PUBLIC LIABILITY COMPANY

(A) THE RATE REFLECTED IN THE SCHEDULE OF INVESTMENTS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31,
      2007.

(D)   REAL ESTATE INVESTMENT TRUST.

(E) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. SEE NOTE 2 (SECURITY VALUATION) IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                    SHORT-TERM    GLOBAL LONG-SHORT
                                                                                                   INCOME FUND           FUND
                                                                                                   -----------    -----------------
ASSETS
Investments, at Cost ..........................................................................    $76,898,468        $15,120,895
                                                                                                   ===========        ===========
Investments, at Value -- Note 2 ...............................................................     77,986,437         15,111,355
Cash ..........................................................................................             --          1,177,704
Foreign Currency (Cost $0, $7,883) ............................................................             --              8,059
Receivable for Investment Securities Sold .....................................................      3,531,970                 --
Dividends and Interest Receivable .............................................................        595,081             31,755
Receivable for Capital Shares Sold ............................................................        395,795             82,730
Unrealized Appreciation on Forward Contracts ..................................................        297,147                 --
Receivable due from Investment Adviser ........................................................         26,183             13,320
Receivable for Variation Margin on Futures Contracts ..........................................         18,750             45,767
Reclaims Receivable ...........................................................................             --              4,349
Prepaid Expenses ..............................................................................          9,130             10,743
                                                                                                   -----------        -----------
      Total Assets ............................................................................     82,860,493         16,485,782
                                                                                                   -----------        -----------
LIABILITIES
Payable for Securities Sold Short at Value (Proceeds $0, $7,938,113) ..........................             --          7,470,154
Payable for Investment Securities Purchased ...................................................      3,509,446                 --
Unrealized Depreciation on Forward Contracts ..................................................        513,329                 --
Options Written, at Value (Premiums Received $285,718, $223,846) ..............................        456,195            236,000
Payable for Capital Shares Redeemed ...........................................................        135,789             46,102
Payable due to Administrator ..................................................................         19,061              2,172
Income Distribution Payable ...................................................................          5,329                 --
Chief Compliance Officer Fees Payable .........................................................          4,982                900
Payable due to Trustees .......................................................................          2,496                164
Payable for Dividends on Securities Sold Short ................................................             --              9,058
Payable for Variation Margin on Futures Contracts .............................................             --             46,524
Other Accrued Expenses ........................................................................         94,522             38,289
                                                                                                   -----------        -----------
      Total Liabilities .......................................................................      4,741,149          7,849,363
                                                                                                   -----------        -----------
NET ASSETS ....................................................................................    $78,119,344        $ 8,636,419
                                                                                                   ===========        ===========
NET ASSETS CONSIST OF:
Paid-in Capital ...............................................................................    $77,163,592        $10,801,761
(Distributions in Excess of Net Investment Income)/
   Accumulated Net Investment Income ..........................................................       (276,442)            65,381
Accumulated Net Realized Gain (Loss) ..........................................................        560,884         (2,569,798)
Unrealized Appreciation on Investments and Written Options
   (including securities sold short) ..........................................................        917,492            446,265
Unrealized Depreciation on Futures Contracts ..................................................        (30,000)          (107,891)
Unrealized Appreciation (Depreciation) on Foreign Currency and
   Translation of Other Assets and Liabilities in Foreign Currency ............................       (216,182)               701
                                                                                                   -----------        -----------
Net Assets ....................................................................................    $78,119,344        $ 8,636,419
                                                                                                   ===========        ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ...........      7,468,986            855,940
                                                                                                   -----------        -----------
NET ASSET VALUE, Offering and Redemption Price Per Share ......................................    $     10.46        $     10.09
                                                                                                   ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                        SHORT-TERM   GLOBAL LONG-SHORT
                                                                                       INCOME FUND          FUND
                                                                                       -----------   -----------------
INVESTMENT INCOME
Dividends ..........................................................................   $    96,353      $   876,405
Interest ...........................................................................     3,447,902           63,676
Less: Foreign Taxes Withheld .......................................................            --          (11,916)
                                                                                       -----------      -----------
   TOTAL INVESTMENT INCOME .........................................................     3,544,255          928,165
                                                                                       -----------      -----------
EXPENSES
Investment Advisory Fees ...........................................................       217,995          135,794
Administration Fees ................................................................       210,517           39,483
Trustees' Fees .....................................................................        13,428            2,151
Chief Compliance Officer Fees ......................................................        11,832            2,374
Shareholder Servicing Fees .........................................................       226,303           26,473
Dividends on Securities Sold Short .................................................            --          413,915
Transfer Agent Fees ................................................................        82,431           37,978
Legal Fees .........................................................................        53,672            9,063
Printing Fees ......................................................................        39,952            8,292
Audit Fees .........................................................................        22,469           21,904
Registration and Filing Fees .......................................................        19,307           15,004
Custodian Fees .....................................................................         7,388           65,579
Pricing Fees .......................................................................         5,620           15,606
Other Expenses .....................................................................         9,047            1,597
                                                                                       -----------      -----------
   TOTAL EXPENSES ..................................................................       919,961          795,213
Less:
Waiver of Investment Advisory Fees .................................................      (217,995)        (135,794)
Reimbursement of Expenses by Investment Adviser ....................................      (261,355)         (68,005)
Fees Paid Indirectly -- Note 4 .....................................................        (4,612)            (943)
                                                                                       -----------      -----------
   NET EXPENSES ....................................................................       435,999          590,471
                                                                                       -----------      -----------
NET INVESTMENT INCOME ..............................................................     3,108,256          337,694
                                                                                       -----------      -----------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ...................................       (49,899)         (55,186)
   Written Option Contracts ........................................................       671,350         (167,208)
   Foreign Currency Transactions ...................................................      (242,535)         (55,864)
   Futures Contracts ...............................................................       296,146         (698,444)
                                                                                       -----------      -----------
   TOTAL NET REALIZED GAIN (LOSS) ..................................................       675,062         (976,702)
                                                                                       -----------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ...................................     1,153,569             (998)
   Written Option Contracts ........................................................      (180,177)         (12,154)
   Foreign Currency Transactions ...................................................      (273,464)            (237)
   Futures Contracts ...............................................................        (4,466)        (224,033)
                                                                                       -----------      -----------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ............................       695,462         (237,422)
                                                                                       -----------      -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .........................................     1,370,524       (1,214,124)
                                                                                       -----------      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................   $ 4,478,780      $  (876,430)
                                                                                       ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SHORT-TERM INCOME FUND        GLOBAL LONG-SHORT FUND
                                                                         ---------------------------   ---------------------------
                                                                            YEAR           YEAR           YEAR           YEAR
                                                                            ENDED          ENDED          ENDED          ENDED
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2007           2006           2007           2006
                                                                         ------------   ------------   ------------   ------------
OPERATIONS:
   Net Investment Income .............................................   $  3,108,256   $  2,424,696   $    337,694   $    196,048
   Net Realized Gain (Loss) ..........................................        675,062        259,841       (976,702)       210,513
   Net Change in Unrealized Appreciation (Depreciation) ..............        695,462        242,152       (237,422)       478,150
                                                                         ------------   ------------   ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ................................................      4,478,780      2,926,689       (876,430)       884,711
                                                                         ------------   ------------   ------------   ------------
DIVIDENDS:
   Net Investment Income .............................................     (3,130,613)    (2,393,373)      (469,297)      (263,557)
   Return of Capital .................................................             --       (114,435)            --             --
   Realized Capital Gains ............................................        (45,776)            --             --             --
                                                                         ------------   ------------   ------------   ------------
   TOTAL DIVIDENDS ...................................................     (3,176,389)    (2,507,808)      (469,297)      (263,557)
                                                                         ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued .........................................................     41,703,634     53,752,948     10,221,806      9,614,062
      Reinvestment of Distributions ..................................      3,126,406      2,472,456        450,828        261,035
      Redemption Fees ................................................            654             --          6,202            486
      Redeemed .......................................................    (33,066,901)   (39,940,331)   (13,414,763)    (3,258,039)
                                                                         ------------   ------------   ------------   ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS ...........     11,763,793     16,285,073     (2,735,927)     6,617,544
                                                                         ------------   ------------   ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     13,066,184     16,703,954     (4,081,654)     7,238,698
                                                                         ------------   ------------   ------------   ------------
NET ASSETS:
   Beginning of Year .................................................     65,053,160     48,349,206     12,718,073      5,479,375
                                                                         ------------   ------------   ------------   ------------
   End of Year .......................................................   $ 78,119,344   $ 65,053,160   $  8,636,419   $ 12,718,073
                                                                         ============   ============   ============   ============
   (Distributions in Excess of Net Investment Income)/
      Accumulated Net Investment Income ..............................   $   (276,442)  $   (416,529)  $     65,381   $    (40,316)
                                                                         ============   ============   ============   ============
SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued .........................................................      4,041,411      5,266,094        905,474        896,592
      Reinvestment of Distributions ..................................        302,406        241,793         44,113             --
      Redeemed .......................................................     (3,198,049)    (3,904,294)    (1,231,843)      (303,029)
                                                                         ------------   ------------   ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ........................................      1,145,768      1,603,593       (282,256)       593,563
                                                                         ============   ============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                                      GLOBAL LONG-SHORT
                                                                                                             FUND
                                                                                                      -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations ................................................   $   (876,430)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities
   Purchases of investments .........................................................................    (77,319,959)
   Proceeds from sales of investments ...............................................................     80,373,426
   Purchases to cover securities sold short .........................................................    (36,150,506)
   Proceeds from securities sold short ..............................................................     31,298,203
   Premiums received from options written ...........................................................      2,366,842
   Premiums paid to close options ...................................................................     (2,082,593)
   Realized gains on written options ................................................................        (60,403)
   Accretion/Amortization of discounts/premiums on investments ......................................        (64,265)
   Realized losses from security transactions .......................................................        292,171
   Unrealized losses from security transactions .....................................................         13,152
   Increase in dividends and interest receivable ....................................................         (5,082)
   Increase in foreign currency .....................................................................         (8,059)
   Increase in variation margin on futures contracts receivable .....................................        (45,767)
   Increase in investment advisor receivable ........................................................         (2,389)
   Decrease in reclaims receivable ..................................................................          5,138
   Increase in prepaid expenses .....................................................................         (3,344)
   Increase in payable for variation margin on futures contracts ....................................         34,159
   Decrease in payable for dividends on securities sold short .......................................        (10,467)
   Decrease in payable for foreign currency overdraft ...............................................         (1,039)
   Increase in payable for chief compliance officer fees ............................................            416
   Decrease in payable for trustees fees ............................................................           (670)
   Decrease in payable for administration fees ......................................................         (1,190)
   Decrease in payable for other accrued expenses ...................................................         (3,644)
                                                                                                        ------------
      NET CASH USED IN OPERATING ACTIVITIES .........................................................     (2,252,300)
                                                                                                        ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from issuance of shares .................................................................     10,181,720
   Share redemptions ................................................................................    (13,376,512)
   Cash dividends paid to shareholders ..............................................................       (469,297)
   Reinvestment of dividends resulting in the issuance of common stock transactions .................        450,828
                                                                                                        ------------
      NET CASH USED IN FINANCING ACTIVITIES .........................................................     (3,213,261)
                                                                                                        ------------
      NET DECREASE IN CASH ..........................................................................     (5,465,561)
                                                                                                        ------------

CASH
Beginning of year ...................................................................................      6,643,265
                                                                                                        ------------
CASH AT END OF YEAR .................................................................................   $  1,177,704
                                                                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------------
                                                              2007            2006            2005           2004         2003
                                                           ----------      ----------      ----------     ----------   -----------
Net Asset Value,
   Beginning of Period .................................   $    10.29      $    10.24      $    10.37     $    10.45   $    10.19
                                                           ----------      ----------      ----------     ----------   ----------
Income from Investment Operations:
   Net Investment Income* ..............................         0.44            0.41            0.28           0.16         0.16
   Net Realized and Unrealized Gain ....................         0.19            0.06            0.05           0.06         0.42
                                                           ----------      ----------      ----------     ----------   ----------
   Total from Investment Operations ....................         0.63            0.47            0.33           0.22         0.58
                                                           ----------      ----------      ----------     ----------   ----------
Redemption Fees ........................................           --**            --              --             --           --
                                                           ----------      ----------      ----------     ----------   ----------
Dividends and Distributions:
   Net Investment Income ...............................        (0.45)          (0.42)(2)       (0.46)         (0.27)       (0.32)
   Net Realized Gains ..................................        (0.01)             --              --          (0.03)          --
                                                           ----------      ----------      ----------     ----------   ----------
   Total Dividends and Distributions ...................        (0.46)          (0.42)          (0.46)         (0.30)       (0.32)
                                                           ----------      ----------      ----------     ----------   ----------

Net Asset Value, End of Period .........................   $    10.46      $    10.29      $    10.24     $    10.37   $    10.45
                                                           ==========      ==========      ==========     ==========   ==========
TOTAL RETURN+ .........................................          6.18%           4.70%           3.20%          2.12%        5.76%
                                                           ==========      ==========      ==========     ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................   $   78,119      $   65,053      $   48,349     $   25,874   $   15,055
Ratio of Expenses to Average Net Assets ................         0.61%(1)        0.61%(1)        0.60%(1)       0.60%        0.60%
Ratio of Expenses to Average Net Assets (excluding
   Waivers, Reimbursements and Fees Paid Indirectly) ...         1.27%           1.47%           1.12%          1.55%        2.26%
Ratio of Net Investment Income to Average Net Assets ...         4.28%           3.99%           2.70%          1.55%        1.53%
Portfolio Turnover Rate ................................           54%             23%            100%            25%          22%

  *   PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

 **   AMOUNT REPRESENTS LESS THAN $0.01.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.

(2)   INCLUDES A RETURN OF CAPITAL OF $(0.02).

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  YEARS ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                              2007            2006            2005           2004         2003
                                                           ----------      ----------      ----------     ----------   ----------
Net Asset Value, Beginning of Period ...................   $    11.17      $    10.06      $     9.10     $     8.51   $     6.75
                                                           ----------      ----------      ----------     ----------   ----------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)* .......................         0.28            0.25            0.03          (0.12)        0.03
   Net Realized and Unrealized Gain (Loss) .............        (0.85)           1.10            0.93           0.71         1.76
                                                           ----------      ----------      ----------     ----------   ----------
   Total from Investment Operations ....................        (0.57)           1.35            0.96           0.59         1.79
                                                           ----------      ----------      ----------     ----------   ----------
Redemption Fees ........................................         0.01              --**            --**           --           --
                                                           ----------      ----------      ----------     ----------   ----------
Dividends and Distributions:
   Net Investment Income ...............................        (0.52)          (0.24)             --             --**      (0.03)
   Net Realized Gain ...................................           --              --              --             --           --
                                                           ----------      ----------      ----------     ----------   ----------
   Total Dividends and Distributions ...................        (0.52)          (0.24)             --             --**      (0.03)
                                                           ----------      ----------      ----------     ----------   ----------

Net Asset Value, End of Period .........................   $    10.09      $    11.17      $    10.06     $     9.10   $     8.51
                                                           ==========      ==========      ==========     ==========   ==========
TOTAL RETURN+ ..........................................        (5.03)%         13.39%          10.55%          6.98%       26.59
                                                           ==========      ==========      ==========     ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................   $    8,636      $   12,718      $    5,479     $    2,643   $    2,267
Ratio of Expenses to Average Net Assets (including
   Dividend Expense) ...................................         4.36%(3)        3.93%(2)        4.04%(1)       3.90%        2.04%
Ratio of Expenses to Average Net Assets (excluding
   Dividend Expense) ...................................         1.31%(3)        1.31%(2)        1.31%(1)       1.30%        1.30%
Ratio of Expenses to Average Net Assets (excluding
   Waivers, Reimbursements and Fees Paid Indirectly
   and Including Dividend Expense) .....................         5.86%           6.18%           6.13%          8.06%        7.42%
Ratio of Net Investment Income (Loss) to Average Net
   Assets ..............................................         2.49%           2.29%           0.28%         (1.41)%       0.35%
Portfolio Turnover Rate ................................          262%            117%            134%            73%         162%

  *   PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

 **   AMOUNT REPRESENTS LESS THAN $0.01.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2005.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 3.92% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2006.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.35% (INCLUDING DIVIDEND EXPENSE) AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (each a "Fund" and collectively the "Funds"). The investment objective of the Short-Term Income Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The investment objective of the Global Long-Short Fund is above average total returns by investing primarily in long and short positions in equity securities of publicly traded companies in the United States and in foreign developed markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates and such differences could be material.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open;

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

      or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Global Long-Short Fund use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Fund believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's administrator and requests that a meeting of the Committee be held. As of December 31, 2007, the total market value of securities held and the value of securities sold short, in the Analytic Global Long-Short Fund valued in accordance with the fair value procedures were $4,088,255, representing 47.3% of Net Assets and $4,388,195, representing 50.8% of Net Assets, respectively.

      If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

      Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

      FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

      DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

      WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

      When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

      Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

      REDEMPTION FEES -- The Short-Term Income Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 10 days. The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the year ended December 31, 2007, the Short-Term Income Fund and the Global Long-Short Fund retained $654 and $6,202, respectively, in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the year ended December 31, 2007, Short-Term Income Fund and the Global Long-Short Fund earned credits of $4,612 and $943, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term Income Fund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments, written index options and securities sold short, for the year ended December 31, 2007, were as follows:

                                                                       U.S. GOVT.         U.S. GOVT.
                                  PURCHASES    SALES AND MATURITIES    PURCHASES    SALES AND MATURITIES
                                 -----------   --------------------   -----------   --------------------
Short-Term Income Fund           $16,191,949        $ 4,983,321       $14,874,736          $17,535,625
Global Long-Short Fund            31,676,703         36,533,673                --                   --

Transactions in option contracts written for the year ended December 31, 2007, were as follows:

                                                      SHORT-TERM INCOME FUND    GLOBAL LONG-SHORT FUND
                                                      ----------------------   ------------------------
                                                      NUMBER OF                NUMBER OF
                                                      CONTRACTS    PREMIUMS    CONTRACTS     PREMIUMS
                                                      ---------   ----------   ---------   ------------
Outstanding at December 31, 2006                          564     $   87,530        --     $         --
Options written                                        13,026      3,357,149     1,316        2,366,842
Options terminated in closing purchase transactions    (2,552)      (808,527)     (700)      (1,157,440)
Options expired                                        (8,633)    (2,350,434)     (498)        (985,556)
                                                       ------     ----------     -----     ------------
Outstanding at December 31, 2007                        2,405     $  285,718       118     $    223,846
                                                       ======     ==========     =====     ============

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period the differences arise. Accordingly, the following permanent differences were primarily attributable to the recognition of premium amortization, net operating losses, reclassification of foreign exchange gain/(loss), investments in REIT's, short sales, and passive investment companies and have been reclassified as follows:

                                 UNDISTRIBUTED    ACCUMULATED
                                NET INVESTMENT   NET REALIZED     PAID-IN
      FUNDS                         INCOME        GAIN/(LOSS)     CAPITAL
      ------                    --------------   ------------   ----------
      Short-Term Income Fund       $162,444       $  83,328     $(245,772)
      Global Long-Short Fund        237,300        (238,495)        1,195

These reclassifications had no impact on the net assets or net asset value of the Funds.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                ORDINARY    LONG-TERM     RETURN OF
      FUNDS                      INCOME    CAPITAL GAIN    CAPITAL       TOTAL
      ------                   ----------  ------------   ---------   ----------
      Short-Term Income Fund
      2007                     $3,130,613     $45,776      $     --   $3,176,389
      2006                      2,393,373          --       114,435    2,507,808
      Global Long-Short Fund
      2007                        469,297          --            --      469,297
      2006                        263,557          --            --      263,557

As of December 31, 2007, the components of Accumulated Gains/(Losses) on a tax basis were as follows:

                                             ---------------------------
                                             SHORT-TERM        GLOBAL
                                               INCOME        LONG-SHORT
                                                FUND            FUND
                                             -----------    ------------
      Undistributed Ordinary Income          $    61,331    $    146,574
      Undistributed Long-Term Capital Gain       297,780              --
      Capital Loss Carryforwards                      --      (2,188,397)
      Post October Losses                             --        (572,275)
      Post October Currency Losses              (407,733)        (14,643)
      Net Unrealized Appreciation              1,004,374         463,399
                                             -----------    ------------
      Total Accumulated Gains/(Losses)       $   955,752    $ (2,165,342)
                                             ===========    ============

For Federal income tax purposes, net capital loss carryforwards as of December 31, 2007 (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:

      FUNDS                      2009       2010       2015       TOTAL
      -----                    --------   --------   --------   ----------
      Global Long-Short Fund   $818,550   $524,576   $845,271   $2,188,397

During the year ended December 31, 2007, the Short-Term Income Fund and the Global Long-Short Fund utilized net capital loss carryforwards of $107,905 and $0, respectively, to offset net capital gains.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2007 through December 31, 2007 that, in accordance with Federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.

At December 31, 2007, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding securities sold short and written index option contracts) held by the Funds were as follows:

                                                                        NET UNREALIZED
                                 FEDERAL      APPRECIATED  DEPRECIATED   APPRECIATION
      FUNDS                      TAX COST      SECURITIES   SECURITIES  (DEPRECIATION)
      ----------------------   ------------  ------------  -----------  --------------
      Short-Term Income Fund   $ 76,983,361  $  1,006,608  $    (3,532) $   1,003,076
      Global Long-Short Fund     15,143,822       381,721     (414,188)       (32,467)

8. INVESTMENT RISKS:

At December 31, 2007, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At December 31, 2007, the percentage of total shares  outstanding held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      FUNDS                          NO. OF SHAREHOLDERS   % OWNERSHIP
      ----------------------         -------------------   -----------
      Short-Term Income Fund                  2              80.64%
      Global Long-Short Fund                  2              55.67

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

10. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 does not have a material impact to the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Short-Term Income Fund
Analytic Global Long-Short Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Analytic Short-Term Income Fund and Analytic Global Long-Short Fund (two of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows of the Analytic Global Long-Short Fund for the year then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 22, 2008

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

-------------------------------------------------------------------------------------------
                                           BEGINNING       ENDING                 EXPENSES
                                             ACCOUNT      ACCOUNT    ANNUALIZED       PAID
                                              VALUE         VALUE       EXPENSE     DURING
                                              7/1/07     12/31/07        RATIOS    PERIOD*
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Analytic Short-Term Income Fund            $ 1,000.00   $ 1,035.30         0.60%  $   3.08
Analytic Global Long-Short Fund              1,000.00       899.80         3.74      17.91

HYPOTHETICAL 5% RETURN
Analytic Short-Term Income Fund            $ 1,000.00   $ 1,022.18         0.60%  $   3.06
Analytic Global Long-Short Fund              1,000.00     1,006.35         3.74      18.91

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of

                                                          TERM OF
                                   POSITION(S)           OFFICE AND
      NAME, ADDRESS,                HELD WITH            LENGTH OF                 PRINCIPAL OCCUPATION(S)
          AGE 1                     THE TRUST          TIME SERVED 2                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                    Chairman            (Since 1991)   SEI employee 1974-present. Currently
61 yrs. old                       of the Board                         performs various services on behalf of SEI
                                   of Trustees                         Investments for which Mr. Nesher is
                                                                       compensated. Executive Vice President of SEI
                                                                       Investments, 1986-1994. Director and
                                                                       Executive Vice President of the Administrator
                                                                       and the Distributor, 1981-1994.
---------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                     Trustee            (Since 1992)   Self-employed consultant since 2003. Partner,
1701 Market Street                                                     Morgan, Lewis & Bockius LLP (law firm)
Philadelphia, PA 19103                                                 from 1976-2003, counsel to the Trust,
67 yrs. old                                                            SEI Investments, the Administrator and the
                                                                       Distributor. Director of SEI Investments since
                                                                       1974; Secretary of SEI Investments since 1978.
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                      Trustee            (Since 1994)   Attorney, Solo Practitioner since 1994.
76 yrs. old                                                            Partner, Dechert, September 1987-
                                                                       December 1993.
---------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-7818. The following chart lists Trustees and Officers as of November 15, 2007.

                             NUMBER OF
                             PORTFOLIOS
                          IN THE ADVISORS'
                         INNER CIRCLE FUND
   NAME, ADDRESS,           OVERSEEN BY                           OTHER DIRECTORSHIPS
       AGE 1               BOARD MEMBER                          HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                 36           Trustee of The Advisors' Inner Circle Fund II, Bishop Street
61 yrs. old                                   Funds, SEI Asset Allocation Trust, SEI Daily Income Trust,
                                              SEI Index Funds, SEI Institutional International Trust, SEI
                                              Institutional Investments Trust, SEI Institutional Managed
                                              Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI
                                              Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P.,
                                              SEI Global Master Fund, PLC, SEI Global Assets Fund, PLC,
                                              SEI Global Investments Fund, PLC, SEI Investments Global,
                                              Limited, SEI Investments-Global Fund Services, Limited, SEI
                                              Investments (Europe) Ltd., SEI Investments-Unit Trust
                                              Management (UK) Limited, and SEI Global Nominee Ltd.
----------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                 36           Director of SEI Investments Company and SEI Investments
1701 Market Street                            Distribution Co., SEI Investments-Global Fund Services,
Philadelphia, PA 19103                        Limited, SEI Investments Global Limited, SEI Investments
67 yrs. old                                   (Europe), Limited, SEI Investments (Asia) Limited, SEI Asset
                                              Korea Co., Ltd., Trustee of The Advisors' Inner Circle Fund
                                              II, SEI Investments, Bishop Street Funds, SEI Asset
                                              Allocation Trust, SEI Daily Income Trust, SEI Index Funds,
                                              SEI Institutional International Trust, SEI Institutional
                                              Investments Trust, SEI Institutional Managed Trust, SEI
                                              Liquid Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                  36           Trustee of The Advisors' Inner Circle Fund II, Bishop Street
76 yrs. old                                   Funds, SEI Asset Allocation Trust, SEI Daily Income Trust,
                                              SEI Index Funds, SEI Institutional International Trust, SEI
                                              Institutional Investments Trust, SEI Institutional Managed
                                              Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S.
                                              Charitable Gift Trust.
----------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                          TERM OF
                                   POSITION(S)           OFFICE AND
      NAME, ADDRESS,                HELD WITH            LENGTH OF                 PRINCIPAL OCCUPATION(S)
          AGE 1                     THE TRUST          TIME SERVED 2                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.              Trustee            (Since 1999)   Chief Executive Officer, Newfound Consultants,
65 yrs. old                                                            Inc. since April 1997. General Partner, Teton
                                                                       Partners, L.P., June 1991-December 1996; Chief
                                                                       Financial Officer, Nobel Partners, L.P., March
                                                                       1991- December 1996; Treasurer and Clerk, Peak
                                                                       Asset Management, Inc., since 1991.
---------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                   Trustee            (Since 2005)   Self-Employed Legal and Financial Services
64 yrs. old                                                            Consultant since 2003. State Street Bank
                                                                       Global Securities and Cash Operations
                                                                       from 1995 to 2003.
---------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM                   Trustee            (Since 2005)   Self-Employed Business Consultant, Business
73 yrs. old                                                            Project Inc. since 1997. CEO and President,
                                                                       United Grocers Inc. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                  Trustee            (Since 2005)   Retired.
65 yrs. old
---------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                  President           (Since 2003)   Senior Operations Officer, SEI Investments,
45 yrs. old                                                            Fund Accounting and Administration (1996-
                                                                       present); Assistant Chief Accountant for the
                                                                       U.S. Securities and Exchange Commission's
                                                                       Division of Investment Management
                                                                       (1993-1996).
---------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON                     Controller           (Since 2005)   Director, SEI Investments, Fund Accounting
47 yrs. old                         and Chief                          since July 2005. Manager, SEI Investments AVP
                                Financial Officer                      from April 1995 to February 1998 and November
                                                                       1998 to July 2005.
---------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                   Chief Compliance        (Since 2006)   Director of Investment Product Management
44 yrs. old                          Officer                           and Development at SEI Investments since
                                                                       February 2003. Senior Investment Analyst,
                                                                       Equity team at SEI Investments from March
                                                                       2000 to February 2003.
---------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

                                NUMBER OF
                                PORTFOLIOS
                             IN THE ADVISORS'
                            INNER CIRCLE FUND                        OTHER DIRECTORSHIPS
      NAME, ADDRESS,        OVERSEEN BY BOARD                           HELD BY BOARD
          AGE 1               MEMBER/OFFICER                          MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.             36          Trustee, State Street Navigator Securities Lending Trust,
65 yrs. old                                     since 1995. Trustee of The Fulcrum Trust. Trustee of The
                                                Advisors' Inner Circle Fund II, Bishop Street Funds, SEI
                                                Asset Allocation Trust, SEI Daily Income Trust, SEI Index
                                                Funds, SEI Institutional International Trust, SEI
                                                Institutional Investments Trust, SEI Institutional Managed
                                                Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI
                                                Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                  36          Trustee of The Advisors' Inner Circle Fund II and Bishop
64 yrs. old                                     Street Funds.
------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM                  36          Director, Crown Pacific, Inc. and Trustee of The Advisors'
73 yrs. old                                     Inner Circle Fund II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                 36          Director, Federal Agricultural Mortgage Corporation. Trustee
65 yrs. old                                     of The Advisors' Inner Circle Fund II and Bishop Street
                                                Funds.
------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                 N/A                                       N/A
45 yrs. old
------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON                     N/A                                       N/A
47 yrs. old
------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                      N/A                                       N/A
44 yrs. old
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                          TERM OF
                                   POSITION(S)           OFFICE AND
   NAME, ADDRESS,                   HELD WITH            LENGTH OF                 PRINCIPAL OCCUPATION(S)
       AGE 1                        THE TRUST          TIME SERVED 2                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

CAROLYN E. MEAD                  Vice President         (Since 2007)   Corporate Counsel of SEI since 2007;
50 yrs. old                       and Secretary                        Associate, Stradley, Ronon, Stevens & Young
                                                                       2004-2007; Counsel, ING Variable Annuities,
                                                                       1999-2002.
---------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE                     Vice President         (Since 2004)   Employed by SEI Investments Company since
39 yrs. old                       and Secretary                        2004. Vice President, Deutsche Asset
                                                                       Management from 2003-2004. Associate, Morgan,
                                                                       Lewis & Bockius LLP from 2000- 2003. Counsel,
                                                                       Assistant Vice President, ING Variable
                                                                       Annuities Group from 1999-2000.
---------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO            Assistant Vice President    (Since 2000)   General Counsel, Vice President and Assistant
39 yrs. old                  and Assistant Secretary                   Secretary of SEI Investments Global Funds
                                                                       Services since 1999; Associate, Dechert
                                                                       (law firm) from 1997-1999; Associate, Richter,
                                                                       Miller & Finn (law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA                Assistant Vice President    (Since 2006)   Vice President and Assistant Secretary of SEI
33 yrs. old                  and Assistant Secretary                   Investments Management Corp. and SEI Global
                                                                       Funds Services since 2005. Compliance Officer
                                                                       of SEI Investments from 2001-2004. Account and
                                                                       Product Consultant SEI Private Trust Company,
                                                                       1998-2001.
---------------------------------------------------------------------------------------------------------------------
NICOLE WELCH                       AML Officer          (Since 2005)   Assistant Vice President and AML Compliance
30 yrs. old                                                            Officer of SEI Investments since January 2005.
                                                                       Compliance Analyst at TD Waterhouse from
                                                                       January 2004 to November 2004. Senior
                                                                       Compliance Analyst at UBS Financial Services
                                                                       from October 2002 to January 2004. Knowledge
                                                                       Management Analyst at PricewaterhouseCoopers
                                                                       Consulting from September 2000 to October
                                                                       2002.
---------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

      NUMBER OF
      PORTFOLIOS
   IN THE ADVISORS'
  INNER CIRCLE FUND
      OVERSEEN BY     OTHER DIRECTORSHIPS
        OFFICER        HELD BY OFFICER 3
--------------------------------------------------



         N/A                 N/A

--------------------------------------------------
         N/A                 N/A

--------------------------------------------------
         N/A                 N/A

--------------------------------------------------
         N/A                 N/A

--------------------------------------------------
         N/A                 N/A

--------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 13-14, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the firm and its investment philosophy and reviewed key personnel. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to their benchmark indices and other similar mutual funds over various periods of time. At the meeting, a representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on investment approach and general economic factors. The representative discussed factors contributing to each Fund's investment performance, noting in particular the impact of sharp reversals in certain equity trends and negative returns on currency holdings on the short-term performance of the Analytic Global Long-Short Fund. The Board concluded that the performance of each Fund was reasonable, noting that, with respect to the Analytic Global Long-Short Fund, the most recent year's performance appeared to be atypical of the Adviser's abilities as a manager as evidenced by the Fund's longer-term performance.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and the result of arm's length negotiations, and each Fund's advisory fee was consistent with the range of advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2007, tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2007, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                      DIVIDENDS
                                                                     QUALIFYING
                                            NET                     FOR CORPORATE                                         QUALIFIED
                          LONG TERM     INVESTMENT                    DIVIDENDS    QUALIFYING     U.S.       QUALIFIED   SHORT-TERM
                        CAPITAL GAIN      INCOME         TOTAL       RECEIVABLE     DIVIDEND   GOVERNMENT    INTEREST      CAPITAL
                        DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)  INCOME (2)   INTEREST(3)  INCOME (4)   GAIN (5)
                        ------------  -------------  -------------  -------------  ----------  ------------  ----------  -----------
Short-Term Income Fund      1.44%         98.56%       100.00%         0.00%        0.00%         49.54%       92.07%       0.00%
Global Long-Short Fund      0.00%        100.00%       100.00%         0.00%        0.00%         10.49%       35.20%       0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.

ANA-AR-001-0600

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers (PwC LLP) Related to the Trust

PwC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $36,400             N/A               N/A             $301,400            N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-         $79,000(3)          N/A               N/A               N/A               N/A            $19,890(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A             $79,000             N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Includes fees for: Professional services rendered in connection with the AIMR firmwide verification for Analytic Investors for the year ended December 31, 2006.
   (3) Includes fees for: Professional services rendered in connection with the GIPS firm wide verification for the Analytic Investors for the year ended December 31, 2007.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             -------------------------- ------------- ------------
                                             2007         2006
             -------------------------- ------------- ------------
              Audit-Related Fees              0%           0%

             -------------------------- ------------- ------------
              Tax Fees                        0%           0%

             -------------------------- ------------- ------------
              All Other Fees                  0%           0%

             -------------------------- ------------- ------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC LLP for the last two fiscal years were $79,000 and $19,890 for 2007 and 2006, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre- approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk
                                              President


Date: March 6, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk
                                              President


Date:  March 6, 2008


By (Signature and Title)*                     /s/ Michael Lawson
                                              ------------------
                                              Michael Lawson
                                              Controller & CFO

Date: March 6, 2008

* Print the name and title of each signing officer under his or her signature.